MUNICIPAL ADVANTAGE FUND INC.
                                                           September 5, 1997

Dear Shareholder:

     The Fund had an excellent fiscal third quarter ended July 31, 1997, significantly exceeding its benchmark, the Lehman Brothers Municipal Bond Index (Lehman Index), and ranking as one of the top funds in its industry category for the period.

     The Fund's total return on net asset value (dividends plus change in net asset value per share, assuming reinvestment of dividends) was 8.5% in the quarter, surpassing both the 5.4% return of the Lehman Index and the 6.9% average total return for the leveraged closed-end general municipal bond funds monitored by Lipper Analytical Services, Inc. The Fund's performance was seventh among the 64 funds in this Lipper universe.

     For the nine months ended July 31, 1997, the Fund provided a total return of 10.5% at net asset value (NAV), outpacing the 7.5% return of the Lehman Index.

PERFORMANCE AT MARKET PRICE

     The Fund provided even higher returns at market than it did at NAV. Return at market includes any price change for the Fund's common shares on the New York Stock Exchange and is the actual return received by shareholders.

     The Fund's return at market was 10.5% in the third fiscal quarter, assuming reinvestment of dividends. For the nine months, return at market was 16.6%, more than double the 7.5% return of the Lehman Index.

POSITIVE MARKET ENVIRONMENT

     During the quarter, inflation remained low, interest rates declined and bond prices rose, creating a favorable environment for investors in tax-exempt municipal securities. We capitalized on these conditions by selling bonds in the Fund's portfolio as their market price reached par (face value), reinvesting the proceeds in noncallable issues and bonds trading at a discount to par. In a rising market, noncallable and discount bonds tend to outperform issues trading at par or higher.

     The Fund's performance benefited also from an emphasis on investment quality. As of July 31, 1997, of the long-term securities owned by the Fund, 84.8% of the assets were rated A or better by Standard & Poor's or Moody's. This compared with 80.7% nine months earlier. In selecting securities, we look for sector, maturity and quality groups of the municipal bond market that we believe provide the highest yield at the lowest price with the least amount of risk. We have increased the Fund's holdings of higher-quality securities because we believe they offer attractive value. Yield spreads--that is, the difference between the yields of higher-rated and lower-rated issues--have narrowed. Consequently, many lower-rated issues do not offer sufficient yield at this time to justify their additional risk, in our view.


FUND OBJECTIVE AND PREFERRED STOCK COSTS

     The Fund's objective is to provide a high level of income exempt from regular federal income tax by investing in a diversified portfolio of quality municipal securities. The Fund uses leverage from its preferred shares to generate additional income.

     At the latest auction on August 25, 1997, the Fund sold 91-day auction rate preferred stock at an annual dividend rate of 3.75%, down from 3.85% on the previous 91-day issue. Proceeds from the preferred stock are invested in municipal bonds that yield more than the cost of the preferred, with the Fund's common shares realizing the difference. Besides adding to income, the use of leverage tends to magnify capital appreciation in a rising bond market and magnify capital losses in a declining market.

DIVIDENDS AND YIELD

     The Fund paid regular monthly dividends of 6.65 cents per common share during the third fiscal quarter, or a total of 19.95 cents per share in the three-month period. The yield on the Fund's common shares (based on the $13.1875 per share closing market price on July 31, 1997 and the annualized current monthly dividend rate of 6.65 cents per common share) was 6.1% at the end of the quarter. For an investor in the top federal tax bracket of 39.6%, the Fund's yield was equivalent to 10.0% on a taxable basis.

PORTFOLIO ANALYSIS

     We seek to control risk not only by emphasizing investment quality, but also by diversifying the Fund's portfolio across states and market sectors. The five largest portfolio positions by state as of July 31, 1997 were: New York, 17.1%; California, 10.8%; Texas, 10.4%; Illinois, 6.1%; and Colorado, 5.8%. The five largest market sectors in the portfolio were: general obligation, 16.9%; health and hospital, 16.5%; housing, 16.5%; water and sewer, 15.3%; and airline and airport, 8.3%. There were no significant changes during the third quarter in allocations by state or market sector.

     At July 31, 1997, almost the entire portfolio--i.e., 98.9% of assets based on market value--was invested in long-term securities, with the remainder in cash and cash equivalents. The average maturity of the portfolio at July 31, 1997 was 21.5 years.

DISCOUNT

     The Fund's common shares continue to trade at a discount to NAV, as is true of most closed-end municipal bond funds. However, because the market price has recently increased faster than the NAV, the discount narrowed to 10.8% on July 31, 1997 from 12.3% three months earlier and 14.8% three months before that. As we have said many times previously, one way for owners of the Fund's common shares to capitalize on the discount and acquire an interest in quality securities at a price well below NAV is by reinvesting dividends, as many of the Fund's shareholders do.


RECORDED UPDATE

     For a recorded periodic update, reviewing the municipal bond markets and containing specific information regarding the Fund and its portfolio, including largest holdings, asset allocation, NAV, performance and other information, please call our toll-free number, (800) 421-4777.

SUMMARY

     We are pleased with the Fund's performance in both the third quarter and first nine months of fiscal 1997. These results were in the upper echelon of the universe of leveraged closed-end general municipal bond funds, indicating that our disciplined investment approach has worked well.

     We remain dedicated to meeting your investment needs through the careful selection of a diversified portfolio of quality municipal securities and the use of leverage to generate additional income. We at the Fund, along with the Fund's manager, Advantage Advisers, Inc., and its adviser, OpCap Advisors, thank you for investing with us.

                                         Sincerely,

                                         /s/ Mark C. Biderman
                                         ----------------------
                                             Mark C. Biderman
                                             President

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 JULY 31, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value (A)
 -------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS--99.2%
              ALABAMA--1.9%
$1,000,000    Alabama State Docks Department Facility Revenue
                (MBIA insured),
                6.15%, 10/1/14............................................     Aaa/AAA    $   1,081,380
 2,000,000    DCH Health Care Authority, Health Care Facilities Revenue,
                5.70%, 6/1/15.............................................      A1/A+         2,054,280
                                                                                             ----------
                                                                                              3,135,660
                                                                                             ----------
              CALIFORNIA--10.8%
 1,000,000    Burbank Redevelopment Agency,
                6.00%, 12/1/13............................................     Baa1/A-        1,043,840
 2,500,000    California Health Facilities Financing Authority Revenue,
                6.25%, 3/1/21.............................................     Aa3/AA         2,638,900
 1,000,000    California State Public Works Board, Lease Revenue,
                6.30%, 10/1/10............................................      A/A           1,102,290
 1,000,000    Lafayette Elementary School District (FSA insured),
                5.90%, 5/15/17............................................     Aaa/AAA        1,065,670
 4,000,000    Los Angeles Harbor Department Revenue,
                5.375%, 11/1/23...........................................      Aa3/AA        3,980,120
 1,000,000    Los Angeles Regional Airports Revenue,
                6.70%, 1/1/22.............................................      NR/A-         1,070,300
 1,000,000    Madera County Certificates of Participation (MBIA insured),
                6.125%, 3/15/23...........................................     Aaa/AAA        1,074,750
 2,000,000    San Diego Public Facilities Financing Authority, Sewer
                Revenue (FGIC insured),
                5.25%, 5/15/27............................................     Aaa/AAA        1,979,020
 1,000,000    San Francisco City & County Certificates of Participation
                (FSA insured),
                5.60%, 4/1/16.............................................     Aaa/AAA        1,030,010
 1,000,000    Southern California Metropolitan Water District, Waterworks
                Revenue (MBIA insured),
                5.00%, 7/1/27.............................................     Aaa/AAA          966,830
 1,500,000    Student Education Loan Marketing Corporation,
                Student Loan Revenue,
                7.00%, 7/1/10.............................................       NR/A         1,632,960
                                                                                             ----------
                                                                                             17,584,690
                                                                                             ----------

 3,085,000    COLORADO--5.8%
              Colorado Health Facilities Authority Revenue (MBIA insured),
                5.95%, 5/15/12............................................     Aaa/AAA        3,269,452
              Denver City & County Airport Revenue (MBIA insured),
 1,500,000      5.60%, 11/15/25...........................................     Aaa/AAA        1,516,230
 4,500,000      5.75%, 11/15/17.............................................   Aaa/AAA        4,665,825
                                                                                             ----------
                                                                                              9,451,507
                                                                                             ----------

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 JULY 31, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value (A)
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D.)
              FLORIDA--2.4%
$2,000,000    Dade County Water and Sewer Revenue (FGIC insured),
                5.25%, 10/1/26............................................     Aaa/AAA       $1,979,220
 2,000,000    Florida State Board of Education,
                5.00%, 6/1/20.............................................     Aa2/AA+        1,933,780
                                                                                             ----------
                                                                                              3,913,000
                                                                                             ----------
              GEORGIA--1.5%
 1,000,000    Savannah Hospital Authority Revenue,
                6.125%, 7/1/12............................................      A2/NR         1,072,960
 1,260,000    Toombs County Hospital Authority Revenue,
                7.00%, 12/1/17............................................      NR/BBB        1,359,011
                                                                                             ----------
                                                                                              2,431,971
                                                                                             ----------
              HAWAII--1.0%
 1,500,000    Hawaii General Obligation Bonds,
                5.125%, 2/1/09............................................      Aa3/A+        1,560,195
                                                                                             ----------
              ILLINOIS--6.1%
 3,500,000    Du Page Water Commission, Water Revenue,
                5.25%, 5/1/14.............................................      Aa1/AA        3,528,525
 2,800,000    Illinois Health Facilities Authority Revenue,
                9.00%, 11/15/15...........................................     Baa1/NR        3,328,948
 2,840,000    Illinois Housing Development Authority Revenue,
                6.70%, 8/1/25.............................................      Aa3/AA        3,009,093
                                                                                             ----------
                                                                                              9,866,566
                                                                                             ----------
              KENTUCKY--1.0%
   500,000    Jefferson County Health Facilities Revenue (MBIA insured),
                5.25%, 7/1/22.............................................     Aaa/AAA          496,540
 1,000,000    Louisville & Jefferson Counties Metropolitan Sewer District
                (AMBAC insured),
                6.50%, 5/15/24............................................     Aaa/AAA        1,122,850
                                                                                             ----------
                                                                                              1,619,390
                                                                                             ----------

              LOUISIANA--1.0%
 1,500,000    New Orleans General Obligation Bonds (AMBAC insured),
                6.125%, 10/1/16...........................................     Aaa/AAA        1,627,155
                                                                                             ----------
              MAINE--.6%
 1,000,000    Maine State Housing Authority, Mortgage Purchase,
                7.55%, 11/15/22...........................................      Aa2/NR        1,058,960
                                                                                             ----------
              MARYLAND--1.2%
 1,820,000    Maryland State Community Development Administration
                (FHA insured),
                7.60%, 4/1/23.............................................      Aa/NR         1,915,987
                                                                                             ----------

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 JULY 31, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value (A)
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D.)
              MASSACHUSETTS--3.5%
$2,000,000    Massachusetts Bay Transportation Authority Revenue
                (FGIC insured),
                5.00%, 3/1/27.............................................     Aaa/AAA       $1,933,980
 2,250,000    Massachusetts State Health & Education Facilities Authority
                Revenue,
                6.25%, 12/1/22............................................       A1/A         2,408,940
 1,175,000    Massachusetts State Water Pollution Abatement Trust,
                6.375%, 2/1/15............................................     Aa3/AA+        1,284,204
                                                                                             ----------
                                                                                              5,627,124
                                                                                             ----------
              MICHIGAN--4.5%
 1,700,000    Dearborn School District,
                6.00%, 5/1/14.............................................      Aa2/AA        1,804,193
 1,000,000    Grand Rapids Water Supply Systems Revenue (FGIC insured),
                6.50%, 1/1/15.............................................     Aaa/AAA        1,086,800
 2,000,000    Michigan State Hospital Finance Authority Revenue,
                8.125%, 10/1/21...........................................     Baa2/BBB       2,354,060
 1,000,000    Michigan State Pollution Control Revenue,
                6.20%, 9/1/20.............................................      A3/A-         1,053,970
 1,000,000    Ypsilanti School District (FGIC insured),
                5.375%, 5/1/26............................................     Aaa/AAA        1,003,300
                                                                                             ----------
                                                                                              7,302,323
                                                                                             ----------
              MINNESOTA--4.1%
              Minnesota State Housing Finance Agency,
 1,620,000    6.00%, 2/1/14...............................................      Aa2/AA        1,671,856
 2,905,000    6.10%, 8/1/22...............................................      Aa2/AA        2,982,564
 1,955,000    6.25%, 8/1/22...............................................      Aa2/AA        1,975,273
                                                                                             ----------
                                                                                              6,629,693
                                                                                             ----------

              NEVADA--4.6%
 2,000,000    Clark County General Obligation Bonds
                (MBIA insured),
                6.00%, 6/1/13.............................................     Aaa/AAA        2,130,820
 2,000,000    Clark County Passenger Facility Charge Revenue
                (MBIA insured),
                5.75%, 7/1/23.............................................     Aaa/AAA        2,057,740
 1,000,000    Las Vegas General Obligation Bonds (FGIC insured),
                6.60%, 10/1/12 (Pre-refunded 4/1/02) (B)..................     Aaa/AAA        1,116,250
              Nevada Housing Division Revenue (FHA insured),
 1,055,000    6.20%, 4/1/17...............................................      Aaa/NR        1,100,914
 1,000,000    6.20%, 10/1/28..............................................      Aaa/NR        1,037,440
                                                                                             ----------
                                                                                              7,443,164
                                                                                             ----------

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 JULY 31, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value (A)
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D.)
              NEW HAMPSHIRE--1.9%
$1,000,000    New Hampshire Higher Educational & Health Facilities
                Authority Revenue,
                6.125%, 10/1/13...........................................     Baa2/NR       $1,030,640
              New Hampshire State Housing Finance Authority,
   985,000    6.50%, 7/1/14...............................................      Aa3/NR        1,036,387
 1,000,000    6.90%, 7/1/19...............................................      Aa/NR         1,058,550
                                                                                             ----------
                                                                                              3,125,577
                                                                                             ----------
              NEW JERSEY--2.3%
 1,000,000    New Jersey Economic Development Authority,
                Heating & Cooling Revenue,
                6.20%, 12/1/07............................................     NR/BBB-        1,045,380
 2,670,000    North Hudson Sewer Authority Revenue (FGIC insured),
                5.125%, 8/1/22............................................     Aaa/AAA        2,627,494
                                                                                             ----------
                                                                                              3,672,874
                                                                                             ----------
              NEW YORK--17.1%
 1,750,000    Metropolitan Transportation Authority, Transportation
                Facilities Revenue,
                6.00%, 7/1/14.............................................    Baa1/BBB+       1,832,880
 1,000,000    Municipal Assistance Corporation, City of Troy (MBIA
                insured),
                5.00%, 1/15/16............................................     Aaa/AAA          970,650
              New York City General Obligation Bonds,
 2,000,000    5.75%, 2/1/17...............................................    Baa1/BBB+       2,057,160
 1,500,000    5.75%, 2/1/19...............................................    Baa1/BBB+       1,540,455
 1,000,000    5.875%, 3/15/18.............................................    Baa1/BBB+       1,035,490
 1,000,000    6.00%, 8/1/14...............................................    Baa1/BBB+       1,061,320
 1,000,000    6.00%, 8/1/16...............................................    Baa1/BBB+       1,056,930
 1,000,000    6.95%, 8/15/12 (MBIA insured)...............................     Aaa/AAA        1,139,420
 2,270,000    7.00%, 10/1/09..............................................    Baa1/BBB+       2,518,179
 3,000,000    New York City Industrial Development Agency,
                Special Facilities Revenue,
                6.125%, 1/1/24............................................       A/A          3,168,240
 3,550,000    New York City Municipal Water Finance Authority,
                Water & Sewer Systems Revenue,
                6.00%, 6/15/25............................................      A2/A-         3,740,883

              New York State Dormitory Authority Revenue,
 1,500,000    5.75%, 5/15/24..............................................    Baa1/BBB+       1,517,475
 1,500,000    6.75%, 7/1/24 (MBIA insured) (Pre-refunded 7/1/04) (B)......     Aaa/AAA        1,737,210
 1,000,000    7.65%, 8/1/30 (FHA insured).................................      NR/AAA        1,098,760

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 JULY 31, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value (A)
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D.)
              NEW YORK (CONT'D.)
$1,500,000    New York State Local Government Assistance Corporation,
                6.50%, 4/1/20.............................................       A3/A        $1,618,320
 1,000,000    New York State Medical Care Facilities,
                Finance Agency Revenue,
                6.50%, 8/15/24............................................    Baa1/BBB+       1,093,440
   500,000    New York State Urban Development Corporation,
                Correctional Capital Facility,
                5.375%, 1/1/25............................................     Baa1/BBB         493,270
                                                                                             ----------
                                                                                             27,680,082
                                                                                             ----------
              NORTH CAROLINA--3.0%
 5,000,000    North Carolina Municipal Power Agency, No. 1 Catawba
                Electric Revenue (MBIA insured),
                5.00%, 1/1/18.............................................     Aaa/AAA        4,814,050
                                                                                             ----------
              OHIO--1.6%
 2,500,000    Lucas County Hospital Revenue (MBIA insured),
                5.45%, 8/15/14............................................     Aaa/AAA        2,556,400
                                                                                             ----------
              PENNSYLVANIA--.9%
 1,500,000    Philadelphia Water and Wastewater Revenue (MBIA insured),
                5.25%, 6/15/23............................................     Aaa/AAA        1,470,780
                                                                                             ----------
              SOUTH CAROLINA--1.8%
 1,500,000    Spartanburg County Health Services Revenue (MBIA insured),
                5.125%, 4/15/17...........................................     Aaa/AAA        1,477,035
 1,450,000    York County Industrial Revenue,
                5.70%, 1/1/24.............................................      A2/A+         1,476,883
                                                                                             ----------
                                                                                              2,953,918
                                                                                             ----------
              SOUTH DAKOTA--.7%
 1,000,000    Heartland Consumers Power District Revenue,
                7.00%, 1/1/16.............................................     Aaa/AAA        1,187,650
                                                                                             ----------
              TENNESSEE--1.3%
 2,000,000    Tennessee Housing Development Agency,
                6.375%, 7/1/22............................................      Aa2/AA        2,091,940
                                                                                             ----------

              TEXAS--10.4%
 1,000,000    Alliance Airport Authority Revenue,
                6.375%, 4/1/21............................................     Baa2/BBB       1,052,890
 1,000,000    Austin Hotel Occupancy Tax Revenue (AMBAC insured),
                5.125%, 11/15/19..........................................     Aaa/AAA          973,360
 2,300,000    Carrollton Independent School District,
                5.00%, 2/15/17............................................     Aaa/AAA        2,254,989
 1,000,000    Denton County General Obligation Bonds (AMBAC insured),
                5.00%, 7/15/16............................................     Aaa/AAA          979,590

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 JULY 31, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)   Value (A)
-------------------------------------------------------------------------------------------------------
              LONG-TERM INVESTMENTS (CONT'D.)
              TEXAS (CONT'D.)
$1,500,000    Harris County Port Authority General Obligation Bonds,
                5.75%, 10/1/17............................................      Aa2/AA       $1,538,535
              Harris County Toll Road Subordinated Lien,
 2,600,000    5.00%, 8/15/21..............................................      Aa2/AA        2,511,756
 1,000,000    6.50%, 8/15/15..............................................      Aa2/AA        1,102,850
              Houston Water Conveyance System, Certificates of
                Participation
                (AMBAC insured),
 1,000,000    6.25%, 12/15/14.............................................     Aaa/AAA        1,156,610
 1,400,000    7.50%, 12/15/15.............................................     Aaa/AAA        1,813,364
 1,000,000    Houston Water and Sewer Systems Revenue (FGIC insured),
                5.25%, 12/1/22............................................     Aaa/AAA          990,250
              San Antonio Electric & Gas Revenue,
 1,010,000    6.00%, 2/1/14 (Pre-refunded 2/1/99) (B).....................      Aa1/AA        1,054,379
 1,490,000    6.00%, 2/1/14...............................................      Aa1/AA        1,536,399
                                                                                             ----------
                                                                                             16,964,972
                                                                                             ----------
              UTAH--1.0%
              Utah Housing Finance Agency (FHA insured),
 1,105,000    6.35%, 7/1/11...............................................      Aa2/NR        1,159,322
   395,000    6.55%, 7/1/26...............................................      Aaa/NR          417,061
                                                                                             ----------
                                                                                              1,576,383
                                                                                             ----------
              VERMONT--1.1%
 1,690,000    Vermont Housing Finance Agency (FHA insured),
                7.85%, 12/1/29............................................      A1/A-         1,772,134
                                                                                             ----------
              VIRGINIA--2.8%
 4,200,000    Virginia Housing Development Authority,
                6.50%, 1/1/13.............................................     Aa1/AA+        4,476,654
                                                                                             ----------

              WASHINGTON--1.4%
 1,160,000    Seattle Museum Development Authority,
                6.30%, 7/1/13.............................................     Aa1/AA+        1,243,010
 1,000,000    Washington State General Obligation Bonds (FGIC insured),
                5.00%, 1/1/22.............................................     Aaa/AAA          972,480
                                                                                             ----------
                                                                                              2,215,490
                                                                                             ----------
              WEST VIRGINIA--.6%
 1,000,000    Braxton County Solid Waste Disposal Revenue,
                6.125%, 4/1/26............................................       A2/A         1,045,440
                                                                                             ----------
              WISCONSIN--1.3%
 2,000,000    Janesville Pollution Control Revenue,
                5.55%, 4/1/09.............................................      A3/A-         2,084,340
                                                                                           ------------
              Total Long-Term Investments (cost--$151,479,232)............                 $160,856,069
                                                                                           ------------

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 JULY 31, 1997

Principal                                                                    Credit Rating
  Amount                                                                     (Moody's/S&P)  Value (A)
-------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS--1.1%
              ALABAMA--.1%
$  100,000    Phenix County Industrial Development Revenue, VRDN,
                3.70%, 8/1/97.............................................     VMIG1/NR    $    100,000
                                                                                           ------------
              GEORGIA--1.0%
 1,700,000    Burke County Pollution Control Development Revenue, VRDN,
                3.65%, 8/1/97.............................................     VMIG1/A1       1,700,000
                                                                                           ------------

              Total Short-Term Investments (cost--$1,800,000).............                 $  1,800,000
                                                                                           ------------
              Total Investments (cost--$153,279,232)......................      100.3%     $162,656,069
              Liabilities in Excess of Other Assets.......................       (.3)          (410,438)
                                                                             -----------   ------------
              Total Net Assets............................................      100.0%     $162,245,631
                                                                             -----------   ------------
                                                                             -----------   ------------

--------------------------------------------------------------------------------
VRDN--Variable rate demand notes are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.

(A) Investment debt securities are valued by an independent pricing service as authorized by the Board of Directors.

(B) Bonds which are pre-refunded are collateralized by U.S. Government or other eligible securities which are held in escrow and are used to pay principal and interest and to retire the bonds in full at the earliest refunding date.

MUNICIPAL ADVANTAGE FUND INC.

DIRECTORS AND PRINCIPAL OFFICERS

Mark C. Biderman
  Director, Chairman of the Board and President
Raymond D. Horton
  Director
Robert L. Rosen
  Director
Jeswald W. Salacuse
  Director
Robert I. Kleinberg
  Director and Secretary
Robert A. Blum
  Assistant Secretary

INVESTMENT MANAGER

Advantage Advisers, Inc.
One World Financial Center
New York, NY 10281

INVESTMENT ADVISER

OpCap Advisors
One World Financial Center
New York, NY 10281

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

BostonEquiServe L.P.
P.O. Box 8200
Boston, MA 02266-8200

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

This report, including the financial information herein, is transmitted to the shareholders of Municipal Advantage Fund Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.